Financial Risk Management - Percentage of revenues (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A and Its affiliates
Financial Risk Management
Percentage of entity's revenue	28.70%	32.30%	32.10%
Customer C
Financial Risk Management
Percentage of entity's revenue	11.00%	9.40%	19.10%